Organization and Business of Companies (Details Textual) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2011	Feb. 28, 2011	Oct. 31, 2009	Sep. 30, 2009	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization And Basis Of Presentation [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)					$ 97,279,517	$ 97,279,517	$ 0	$ 0
Restructuring Charges						518,381	$ 0	$ 0
Sang Heng [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage			1.25%
Kings Gaming [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage				1.25%
Sang Lung [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage	1.25%
Bao Li Gaming [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage		1.25%
Mr Lou Kan Kuong [Member]
Organization And Basis Of Presentation [Line Items]
Business Combination, Consideration Transferred						$ 200